                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  Investment Company Act file number 811-5785


                   Colonial Investment Grade Municipal Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3750


Date of fiscal year end: November 30, 2006


Date of reporting period: May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

[PHOTO]






  COLONIAL INVESTMENT GRADE MUNICIPAL TRUST






  Semiannual Report
  May 31, 2006






[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

                                       [GRAPHIC]




Dear Shareholder:

The US stock and bond markets delivered positive, but modest, returns during the six month period ended May 31, 2006. After a weak fourth quarter, economic growth turned sharply higher in 2006 and job growth was steady, although somewhat slower at the end of the period. Confident consumers continued to pump dollars into US retail markets, despite higher energy prices, which boosted inflation. The housing market continued to cool as mortgage rates moved higher, but housing-market indicators--such as housing starts, sales of existing homes, and house prices--remained strong by historical measures.

In this environment, the US fixed income markets faced the challenge of rising interest rates, especially within the short-and intermediate-maturity ranges and was generally flat for the period. The Federal Reserve Board, in an effort to balance economic growth and the forces of inflation, raised short-term interest rates by one full percentage point during the reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, moved up from 4.5% to 5.1%. Lower quality bonds did better than higher quality bonds. In fact, high-yield bonds did better than either stocks or investment-grade bonds. A strong economy favored corporate high-yield bonds, as default rates remained low and corporate profits surprised investors with better-than-expected results. However, that trend showed signs of shifting near the end of the six-month period. The municipal sector generated respectable gains as economic growth helped buoy revenues and stabilize budgets in many states and municipalities. Within the municipal market, high-yield also outperformed high-grade bonds for the period.

In the pages that follow, your fund's manager discusses key factors that influenced performance during this six-month reporting period. We urge you to read this report carefully and to discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We look forward to continuing to help you build toward your financial goals.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds


Past performance is no guarantee of future results.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely effect a high-yield bond issuer's ability to make timely principal and interest payments.

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial Fund. References for specific company securities should not be construed as a recommendation or investment advice.

                                    [GRAPHIC]



                                    [GRAPHIC]


    PORTFOLIO MANAGER'S REPORT

Summary

..   For the six-month period ended May 31, 2006, Colonial Investment Grade
    Municipal Trust generated a total return of 1.89%, based on its market price. During the period, the trust returned 2.73%, based on investment at net asset value. By comparison, the average return of the Lipper General Municipal Debt Funds (Leveraged) Category was 2.65% for the same period./1/ The trust benefited from having slightly more exposure to long-term bonds than many of its peers, as well as an above-average stake in non-rated bonds. The trust's dividend yield dropped as rising short-term interest rates reduced some of the income derived from leverage. However, we believe that the trust's leverage continued to give the common shareholders a higher dividend payment than would have been available without it.

..   Airline bonds, which are higher-yielding issues, did especially well for the trust. Non-rated bonds, which accounted for approximately 14% of total investments at the end of the period, were also top gainers. Bonds that are not rated by national credit rating agencies tend to have higher yields because they are often of lower quality. The trust's short position in Treasury futures contracts, which shortens duration (and reduces the trust's price volatility), also did well. Duration is a measure of interest rate sensitivity. Bonds issued by Northwest Parkway (0.4% of total investments)/2/, a toll road northwest of Denver, detracted from performance, as did Northwest Airlines bonds, which we sold at a loss.

..   Although the Federal Reserve Board appears to be committed to keeping inflation in check, we believe it may be nearly finished hiking short-term interest rates. If interest rates stabilize, we believe that long-term bonds, whose yields reflect inflation expectations, could do well. At the end of the period, we believe that the trust had greater exposure than its peers to long-term bonds.

Portfolio Management

Maureen G. Newman has been the portfolio manager of Colonial Investment Grade Municipal Trust since January 2002.

Shares of closed-end funds frequently trade at a discount to net asset value. The price of the trust's shares is determined by a number of factors, several of which are beyond the control of the trust. Therefore, the trust cannot predict whether its shares will trade at, below or above net asset value.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results.
-----------
/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.
/2/Holdings are discussed as of May 31, 2006, and are subject to change.
*See page 19 for the long term returns based on market price.


Price per share as of 05/31/06 ($)

                             Market price    10.30
                             ---------------------
                             Net asset value 11.16
                             ---------------------

6-month (cumulative) total return as of 05/31/06 (%)*

                       Market price                  1.89
                       ----------------------------------
                       Net asset value               2.73
                       ----------------------------------
                       Lipper General Municipal Debt
                       Funds (Leveraged) Category
                       average                       2.65
                       ----------------------------------

PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS, AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT, WHEN SOLD, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 800-730-6001 FOR THE TRUST'S MOST RECENT PERFORMANCE. TOTAL RETURN BASED ON NET ASSET VALUE REFLECTS CHANGES IN THE TRUST'S NET ASSET VALUE DURING EACH PERIOD. TOTAL RETURN BASED ON MARKET VALUE REFLECTS CHANGES IN MARKET VALUE. THESE FIGURES WILL DIFFER DEPENDING ON THE LEVEL OF ANY DISCOUNT FROM OR PREMIUM TO DURING THE PERIOD.

Distributions declared per common share 12/01/05-05/31/06 ($)

                                      0.30
                                    --------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed. Top 5 sectors as of 05/31/06 (%)

                         Local general obligations 9.3
                         -----------------------------
                         Hospitals                 9.1
                         -----------------------------
                         Refunded/escrowed         8.4
                         -----------------------------
                         State appropriated        7.4
                         -----------------------------
                         Investor owned            7.4
                         -----------------------------

Quality breakdown as of 05/31/06 (%)

                             AAA              45.4
                             ---------------------
                             AA                9.6
                             ---------------------
                             A                10.1
                             ---------------------
                             BBB              17.9
                             ---------------------
                             BB                1.3
                             ---------------------
                             B                 1.0
                             ---------------------
                             Non-rated        14.2
                             ---------------------
                             Cash equivalents  0.5
                             ---------------------

Sector and quality breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings, Ltd. Ratings are relative and subjective and are not absolute standards of quality. The trust's credit quality does not remove market risk. The majority of the bonds that are non-rated are considered by the advisor to be of non-investment grade quality.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain these quality breakdowns in the future.

                                    [GRAPHIC]




Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

                                    [GRAPHIC]

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS - 143.7%                PAR ($) VALUE ($)
           ---------------------------------------------------------

           EDUCATION - 6.8%
           EDUCATION - 2.8%
           FL Broward County Educational
             Facilities Authority,
             Nova Southeastern University,
             Series 2004 B,
              5.500% 04/01/24                      155,000   160,856
           IL Chicago State University,
             Series 1998, Insured: MBIA
              5.500% 12/01/23                    1,085,000 1,226,755
           PA Higher Education Facilities
             Authority, Philadelphia University,
             Series 2004 A,
              5.125% 06/01/25                      500,000   505,395
           TN Metropolitan Government,
             Nashville & Davidson County,
             Health & Educational Facilities
             Board, Meharry Medical College,
             Series 1996, Insured: AMBAC
              6.000% 12/01/16                    1,575,000 1,788,066
                                                           ---------
                                           Education Total 3,681,072
                                                           ---------
           PREP SCHOOL - 1.5%
           KY Louisville & Jefferson County
             Metropolitan Government,
             Sisters of Mercy, Series 2006,
              5.000% 10/01/35                      500,000   500,485
           MA Industrial Finance Agency,
             Tabor Academy, Series 1998,
              5.400% 12/01/28                    1,000,000 1,045,880
           NH Business Finance Authority,
             Proctor Academy, Series 1998 A,
              5.400% 06/01/17                      365,000   373,556
                                                           ---------
                                         Prep School Total 1,919,921
                                                           ---------
           STUDENT LOAN - 2.5%
           CT Higher Education Supplemental
             Loan Authority, Senior Family
             Education Loan Program,
             Series 2005 A, AMT,
             Insured: MBIA
              4.250% 11/15/19                    1,700,000 1,651,567
           NE Nebhelp, Inc.,
             Series 1993 A-6, AMT,
             Insured: MBIA
              6.450% 06/01/18                    1,500,000 1,516,530
                                                           ---------
                                        Student Loan Total 3,168,097
                                                           ---------
                                           EDUCATION TOTAL 8,769,090
                                                           ---------
           ---------------------------------------------------------
           HEALTH CARE - 26.6%
           CONTINUING CARE RETIREMENT - 8.5%
           CA La Verne, Brethren Hillcrest
             Homes, Series 2003 B,
              6.625% 02/15/25                      350,000   378,913

                                                    PAR ($) VALUE ($)
           ----------------------------------------------------------

           CO Health Facilities Authority,
             Covenant Retirement
             Communities, Inc., Series 2005 B,
              5.000% 12/01/16                       860,000   871,885
           CT Development Authority, Elim Park
             Baptist Home, Inc., Series 2003,
              5.750% 12/01/23                       250,000   260,513
           FL Capital Projects Finance Authority,
             Glenridge on Palmer Ranch,
             Series 2002 A,
              8.000% 06/01/32                       500,000   551,860
           FL Lee County Industrial Development
             Authority, Shell Point Village
             Project, Series 1999 A,
              5.500% 11/15/29                       175,000   175,894
           GA Fulton County, Canterbury Court
             Project, Series 2004 A,
              6.125% 02/15/34                       250,000   258,463
           GA Savannah Economic Development
             Authority, Marshes of Skidaway,
             Series 2003 A,
              7.400% 01/01/24                       250,000   271,100
           IL Finance Authority, Washington &
             Jane Smith Community,
             Series 2005 A,
              6.250% 11/15/35                       500,000   516,015
           IL Health Facilities Authority:
             Lutheran Senior Ministries,
             Series 2001,
              7.375% 08/15/31                       250,000   271,572
             Washington & Jane Smith
             Community,
             Series 2003 A,
              7.000% 11/15/32                       250,000   268,072
           IN Health & Educational Facilities
             Financing Authority, Baptist Homes
             of Indiana Inc., Series 2005,
              5.250% 11/15/35                       500,000   498,575
           MA Development Finance Agency,
             Loomis Communities, Series 1999 A,
              5.625% 07/01/15                       200,000   203,942
           MD Westminster Economic
             Development Authority, Carroll
             Lutheran Village, Inc., Series 2004 A,
              5.875% 05/01/21                       500,000   510,610
           MO Cole County Industrial
             Development Authority, Lutheran
             Senior Services, Series 2004,
              5.500% 02/01/35                       500,000   514,725
           NC Medical Care Commission, United
             Methodist Retirement Home, Inc.,
             Series 2005 C,
              5.250% 10/01/24                       250,000   251,005

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

             MUNICIPAL BONDS (CONTINUED)          PAR ($) VALUE ($)
             ------------------------------------------------------

             HEALTH CARE (CONTINUED)
             CONTINUING CARE RETIREMENT (CONTINUED)
             NJ Economic Development Authority:
               Cranes Mill, Series 2005 A,
                5.100% 06/01/27                   250,000   244,578
              Lions Gate, Series 2005 A:
                5.750% 01/01/25                   310,000   315,726
                5.875% 01/01/37                   100,000   101,849
              Winchester Gardens, Series 2004 A,
                5.750% 11/01/24                   350,000   368,868
             PA Bucks County Industrial
               Development Authority, Ann's
               Choice, Inc., Series 2005 A,
                6.125% 01/01/25                   500,000   510,410
             PA Chartiers Valley Industrial &
               Commercial Development Authority,
               Friendship Village/South,
               Series 2003 A,
                5.250% 08/15/13                   500,000   505,385
             PA Delaware County Authority,
               Dunwoody Village, Series 2003 A,
                5.375% 04/01/17                   250,000   261,130
             PA Montgomery County Industrial
               Development Authority, Whitemarsh
               Continuing Care Retirement
               Community,
               Series 2005:
                6.125% 02/01/28                   200,000   209,828
                6.250% 02/01/35                   300,000   315,717
             TN Johnson City Health & Educational
               Facilities Authority, Appalachian
               Christian Village, Series 2004 A,
                6.250% 02/15/32                   250,000   256,455
             TN Shelby County Health Educational
               & Housing Facilities Board,
               Germantown Village, Series 2003 A,
                7.250% 12/01/34                   150,000   159,222
             TX Abilene Health Facilities
               Development Corp., Sears Methodist
               Retirement Center, Series 2003 A,
                7.000% 11/15/33                   500,000   535,785
             TX Tarrant County Cultural Education
               Facilities, Northwest Senior
               Housing-Edgemere, Series 2006 A,
                6.000% 11/15/36                   250,000   259,640
             VA Virginia Beach Development
               Authority, Westminster-Canterbury
               of Hampton, Series 2005,
                5.250% 11/01/26                   300,000   301,449
             VA Winchester Industrial Development
               Authority, Westminster-Canterbury,
               Series 2005 A,
                5.300% 01/01/35                   250,000   249,878

                                                   PAR ($)  VALUE ($)
           ----------------------------------------------------------

           WI Health & Educational Facilities
             Authority:
             Eastcastle Place, Inc.,
             Series 2004,
              6.125% 12/01/34                      150,000    151,326
             Three Pillars Senior Living
             Communities, Series 2003,
              5.600% 08/15/23                      300,000    305,703
                                                           ----------
                          Continuing Care Retirement Total 10,856,093
                                                           ----------
           HEALTH SERVICES - 1.2%
           CO Health Facilities Authority,
             National Jewish Medical &
             Research Center, Series 1998 B,
              5.375% 01/01/29                      250,000    249,663
           LA Public Facilities Authority,
             Pennington Medical Foundation
             Project, Series 2006,
              5.000% 07/01/21                    1,000,000  1,017,400
           MA Health & Educational Facilities
             Authority, Civic Investments, Inc.,
             Series 2002 A,
              9.000% 12/15/15                      250,000    300,937
                                                           ----------
                                     Health Services Total  1,568,000
                                                           ----------
           HOSPITALS - 13.4%
           AL Health Care Authority, Baptist
             Health, Series 2006 B,
              5.000% 11/15/21                      850,000    855,261
           AR Washington County, Washington
             Regional Medical Center,
             Series 2005 B,
              5.000% 02/01/30                      400,000    393,432
           CA Health Facilities Financing
             Authority, Catholic Healthcare
             West, Series 2004 I,
              4.950% 07/01/26                      200,000    206,514
           CA Rancho Mirage Joint Powers
             Financing Authority, Eisenhower
             Medical Center, Series 2004,
              5.625% 07/01/29                    1,000,000  1,058,470
           CA Statewide Communities
             Development Authority, Kaiser
             Permanente, Series 2004 I,
              3.450% 04/01/35                      250,000    239,970
           CA Turlock, Emanuel Medical
             Center, Inc., Series 2004,
              5.375% 10/15/34                      500,000    510,505
           CO Health Facilities Authority:
             Parkview Medical Center,
             Series 2004,
              5.000% 09/01/25                      250,000    250,328
             Vail Valley Medical Center,
             Series 2004,
              5.000% 01/15/20                      250,000    254,703

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)             PAR ($) VALUE ($)
           ---------------------------------------------------------

           HEALTH CARE (CONTINUED)
           HOSPITALS (CONTINUED)
           DE Health Facilities Authority, Beebe
             Medical Center, Series 2004 A,
              5.000% 06/01/16                      500,000   513,700
           FL Orange County Health Facilities
             Authority, Orlando Regional
             Healthcare System:
             Series 1996 C, Insured: MBIA
              6.250% 10/01/13                      720,000   816,163
            Series 1999 E,
              6.000% 10/01/26                      170,000   178,796
           FL South Broward Hospital District,
             Series 2002,
              5.625% 05/01/32                    1,000,000 1,057,060
           IL Southwestern Development
             Authority, Anderson Hospital,
             Series 1999,
              5.375% 08/15/15                      380,000   389,713
           IN Health & Educational Facility
             Financing Authority, Schneck
             Memorial Hospital Project,
             Series 2006 A,
              5.250% 02/15/36(a)                   350,000   359,072
           IN Health Facility Financing
             Authority, Community Foundation
             of Northwest Indiana, Inc.,
             Series 2004 A,
              6.000% 03/01/34                      150,000   157,374
           KS University Hospital Authority,
             Kansas University Health System,
             Series 2002,
              5.625% 09/01/32                      500,000   526,055
           LA Public Facilities Authority, Touro
             Infirmary, Series 1999 A,
              5.625% 08/15/29                      500,000   480,860
           MA Health & Educational Facilities
             Authority:
             Milford-Whitinsville Regional
             Hospital, Series 1998 C,
              5.750% 07/15/13                      500,000   512,715
            South Shore Hospital,
            Series 1999 F,
              5.750% 07/01/29                    1,000,000 1,052,550
           MD Health & Higher Educational
             Facilities Authority, Adventist
             Healthcare,
             Series 2003 A:
              5.000% 01/01/16                      250,000   253,930
              5.750% 01/01/25                      250,000   263,312
           MI Hospital Finance Authority,
             Oakwood Obligated Group,
             Series 2003,
              5.500% 11/01/18                      400,000   425,360

                                                   PAR ($) VALUE ($)
            --------------------------------------------------------

            MN St. Paul Housing &
              Redevelopment Authority,
              HealthEast, Inc.:
              Series 2001 A,
               5.700% 11/01/15                     250,000   257,692
             Series 2005,
               5.150% 11/15/20                     250,000   255,188
            MO Saline County Industrial
              Development Authority, John
              Fitzgibbon Memorial Hospital,
              Series 2005,
               5.625% 12/01/35                     500,000   496,750

            MT Facilities Finance Authority,
              Montana's Children's Home and
              Hospital, Series 2005 B,
               4.750% 01/01/24                     250,000   249,990
            NH Higher Educational & Health
              Facilities Authority, Catholic
              Medical Center,
              Series 2002,
               6.125% 07/01/32                     500,000   532,465
            NJ Health Care Facilities Financing
              Authority, Capital Health Systems,
              Inc., Series 2003 A,
               5.750% 07/01/23                     350,000   368,784
            NV Henderson:
              Catholic Healthcare West,
              Series 1999 A,
               6.750% 07/01/20                      60,000    65,330
             St. Rose Dominican Hospital,
             Series 1998 A,
               5.375% 07/01/26                     195,000   198,598
            NY Dormitory Authority:
              Mt Sinai - NYU Medical Center:
             Series 2000,
               5.500% 07/01/26                     200,000   202,802
             Series 2000 C,
               5.500% 07/01/26                     300,000   304,203
              North Shore - Long Island Jewish
              Medical Center, Series 2003,
               5.500% 05/01/33                     100,000   105,258
            OH Lakewood, Lakewood Hospital
              Association, Series 2003,
               5.500% 02/15/14                     385,000   405,771
            RI Health & Educational Building
              Corp., Hospital Foundation, Lifespan
              Obligated Group, Series 2002,
               6.375% 08/15/21                      65,000    70,607
            SC Jobs Economic Development
              Authority, Bon Secours-St. Francis
              Medical Center, Series 2002,
               5.500% 11/15/23                     500,000   522,065

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)            PAR ($)  VALUE ($)
           ---------------------------------------------------------

           HEALTH CARE (CONTINUED)
           HOSPITALS (CONTINUED)
           SC Lexington County Health Services
             District Revenue, Lexington
             Medical Center Project, Refunding,
             Series 2003,
              5.500% 11/01/23                     500,000    519,770
           SD Health & Educational Facilities
             Authority, Sioux Valley Hospital &
             Health System, Series 2004 A,
              5.250% 11/01/34                     250,000    256,363
           VA Augusta County Industrial
             Development Authority, Augusta
             Health Care, Inc., Series 2003,
              5.250% 09/01/19                   1,000,000  1,058,780
           WI Health & Educational Facilities
             Authority:
             Aurora Health Care, Inc.,
             Series 2003,
              6.400% 04/15/33                     175,000    191,343
            Fort Healthcare, Inc., Series 2004,
              5.375% 05/01/18                     385,000    402,775
                                                          ----------
                                          Hospitals Total 17,220,377
                                                          ----------
           INTERMEDIATE CARE FACILITIES - 0.5%
           IL Development Finance Authority,
             Hoosier Care, Inc., Series 1999 A,
              7.125% 06/01/34                     455,000    440,203
           MA Development Finance Agency,
             Evergreen Center, Inc.,
             Series 2005,
              5.000% 01/01/24                     250,000    237,365
                                                          ----------
                       Intermediate Care Facilities Total    677,568
                                                          ----------
           NURSING HOMES - 3.0%
           AK Juneau, St. Ann's Care
             Center, Inc., Series 1999,
              6.875% 12/01/25                     485,000    480,441
           CO Health Facilities Authority:
             Evangelical Lutheran Good
             Samaritan Foundation, Series 2005,
              5.000% 06/01/35                     125,000    124,299
            Pioneer Health Care, Series 1989,
              10.500% 05/01/19                  1,490,000  1,197,841
           DE Economic Development
             Authority, Churchman Village
             Project, Series 1991 A,
              10.000% 03/01/21                    840,000    849,677
           PA Chester County Industrial
             Development Authority,
             Pennsylvania Nursing Home,
             Series 2002,
              8.500% 05/01/32                     740,000    759,329

                                                  PAR ($)  VALUE ($)
           ---------------------------------------------------------

           PA Delaware County Industrial
             Development Authority, Care
             Institute-Main Line LLC,
             Series 2005,
              9.000% 08/01/31                     540,000    459,524
           WI Health & Educational Facilities
             Authority, Metro Health
             Foundation, Inc., Series 1993,
              11.000% 11/01/22(b)                 966,819     10,876
                                                          ----------
                                      Nursing Homes Total  3,881,987
                                                          ----------
                                        HEALTH CARE TOTAL 34,204,025
                                                          ----------
           ---------------------------------------------------------

           HOUSING - 14.0%
           ASSISTED LIVING/SENIOR - 1.5%
           NC Medical Care Commission,
             DePaul Community Facilities,
             Series 1998,
              6.125% 01/01/28                     500,000    461,880
           NY Suffolk County Industrial
             Development Agency,
             Gurwin-Jewish Phase II,
             Series 2004,
              6.700% 05/01/39                     500,000    536,165
           OR Clackamas County Hospital
             Facility Authority, Robison Jewish
             Home, Series 2005,
              5.250% 10/01/27                     500,000    489,280
           TX Bell County Health Facility
             Development Corp.,
             Care Institute, Inc., Series 1994,
              9.000% 11/01/24                     450,000    439,335
                                                          ----------
                             Assisted Living/Senior Total  1,926,660
                                                          ----------
           MULTI-FAMILY - 7.5%
           DC Housing Finance Agency, Henson
             Ridge, Series 2004 E, AMT,
             Insured: FHA
              5.100% 06/01/37                     500,000    504,360
           FL Broward County Housing Finance
             Authority, Chaves Lake Apartment
             Project, Series 2000 A, AMT,
              7.500% 07/01/40                     500,000    514,885
           FL Capital Trust Agency, Atlantic
             Housing Foundation, Inc.,
             Series 2005 C,
              5.875% 01/01/28                     375,000    372,484
           FL Clay County Housing Finance
             Authority, Madison Commons
             Apartments, Series 2000 A, AMT,
              7.450% 07/01/40                     245,000    251,938
           MA Housing Finance Agency:
             Series 2004 A, AMT, Insured: FSA
              5.250% 07/01/25                   2,000,000  2,053,420
            Series 2005 E, AMT,
              5.000% 12/01/28                     250,000    250,688

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)            PAR ($) VALUE ($)
            --------------------------------------------------------

            HOUSING (CONTINUED)
            MULTI-FAMILY (CONTINUED)
            ME Housing Authority,
              Series 2005 A-2, AMT,
               4.950% 11/15/27                     500,000   498,940
            MN Minneapolis Student Housing,
              Riverton Community Housing,
              Inc., Series 2006 A,
               5.700% 08/01/40                     250,000   241,685
            MN White Bear Lake, Birch Lake
              Townhome Project:
              Series 1989 A, AMT,
               10.250% 07/15/19                    775,000   736,250
             Series 1989 B, AMT,
               (c) 07/15/19                        668,000   207,080
            NC Medical Care Commission, ARC
              Projects, Series 2004 A,
               5.800% 10/01/34                     655,000   689,656
            NJ Middlesex County Improvement
              Authority, George Street Student
              Housing, Series 2004 A,
               5.000% 08/15/18                     300,000   305,190
            NM Mortgage Finance Authority,
              Series 2005 E, AMT,
              Insured: FHA
               4.800% 09/01/40                     500,000   480,560
            NY New York City Housing
              Development Corp.,
              Series 2005 F-1,
               4.650% 11/01/25                     500,000   499,345
            OH Montgomery County, Series 2005,
              AMT, Insured: FHLMC
               4.950% 11/01/35                     250,000   248,260
            Resolution Trust Corp., Pass-Through
              Certificates, Series 1993 A,
               8.500% 12/01/16(d)                  227,741   221,685
            WA Seattle Housing Authority, High
              Rise Rehabilitation Phase I LP,
              Series 2005, AMT, Insured: FSA
               5.000% 11/01/25                     500,000   502,215
            WA Tacoma Housing Authority,
              Redwood, Series 2005, AMT,
              Insured: GNMA
               5.050% 11/20/37                   1,040,000 1,043,848
                                                           ---------
                                        Multi-Family Total 9,622,489
                                                           ---------
            SINGLE-FAMILY - 5.0%
            CO Housing Finance Authority,
              Series 2000 B-2, AMT,
               7.250% 10/01/31                      75,000    77,090
            IL Chicago, Series 2000 A, AMT,
              Insured: FNMA
               7.150% 09/01/31                      30,000    30,810

                                                 PAR ($)  VALUE ($)
            -------------------------------------------------------

            MA Housing Finance Agency:
              Series 2005 118, AMT,
               4.850% 12/01/35                   750,000    725,557
             Series 2005 B,
               5.000% 06/01/30                   455,000    464,623
            ME Housing Authority,
              Series 2005 D-2, AMT,
               4.800% 11/15/36                 1,500,000  1,467,300
            MN Minneapolis/St. Paul Housing
              Finance Board, Series 2006, AMT,
               5.000% 12/01/38(a)                500,000    499,520
            MT Board of Housing,
              Series 2005 A, AMT,
               5.000% 06/01/36                 1,000,000  1,003,400
            ND Housing Finance Agency,
              Series 2006 A, AMT,
               4.850% 07/01/21(a)                500,000    504,255
            OK Housing Finance Agency,
              Series 2006 C, AMT,
               4.900% 09/01/21(a)                705,000    713,213
            PA Pittsburgh Urban Redevelopment
              Authority, Series 2006 C,
              Insured: GNMA
               4.800% 04/01/28                   500,000    492,650
            WI Housing & Economic
              Development Authority,
              Series 2005 C, AMT,
               4.875% 03/01/36                   495,000    485,585
                                                         ----------
                                     Single-Family Total  6,464,003
                                                         ----------
                                           HOUSING TOTAL 18,013,152
                                                         ----------
            -------------------------------------------------------
            INDUSTRIALS - 3.1%
            FOOD PRODUCTS - 1.0%
            MI Strategic Fund,
              Imperial Holly Corp.,
              Series 1998 C, AMT,
               6.550% 11/01/25                   250,000    247,457
            NE Washington County
              WasteWater Facilities
              Authority, Cargill, Inc.,
              Series 2002, AMT,
               5.900% 11/01/27                 1,000,000  1,071,350
                                                         ----------
                                     Food Products Total  1,318,807
                                                         ----------
            FOREST PRODUCTS & PAPER - 1.1%
            AL Camden Industrial
              Development Board,
              Weyerhaeuser Co.,
              Series 2003 B, AMT,
               6.375% 12/01/24                   275,000    298,678
            AR Camden Environmental
              Improvement Authority,
              International Paper Co.,
              Series 2004 A, AMT,
               5.000% 11/01/18                   500,000    494,065

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

               MUNICIPAL BONDS (CONTINUED)      PAR ($) VALUE ($)
               --------------------------------------------------

               INDUSTRIALS (CONTINUED)
               FOREST PRODUCTS & PAPER (CONTINUED)
               FL Escambia County
                 Environmental Improvement
                 Revenue, International Paper
                 Co., Series 2003 A, AMT,
                  5.750% 11/01/27               250,000   259,450
               MS Lowndes County,
                 Weyerhaeuser Co. Project,
                 Series 1992 B,
                  6.700% 04/01/22               325,000   382,557
                                                        ---------
                          Forest Products & Paper Total 1,434,750
                                                        ---------
               MANUFACTURING - 0.2%
               MO Development Finance
                 Board, Procter & Gamble Co.,
                 Series 1999, AMT,
                  5.200% 03/15/29               250,000   265,540
                                                        ---------
                                    Manufacturing Total   265,540
                                                        ---------
               OIL & GAS - 0.8%
               NJ Middlesex County Pollution
                 Control Authority, Amerada
                 Hess Corp., Series 2004,
                  6.050% 09/15/34               175,000   188,650
               NV Clark County Industrial
                 Development Authority,
                 Southwest Gas Corp.,
                 Series 2003 E, AMT,
                  5.800% 03/01/38               250,000   265,433
               TX Gulf Coast Industrial
                 Development Authority, Citgo
                 Petroleum, Series 1998, AMT,
                  8.000% 04/01/28               250,000   281,715
               VI Virgin Islands Public Finance
                 Authority, Hovensa LLC,
                 Series 2003, AMT,
                  6.125% 07/01/22               200,000   219,264
                                                        ---------
                                        Oil & Gas Total   955,062
                                                        ---------
                                      INDUSTRIALS TOTAL 3,974,159
                                                        ---------
               --------------------------------------------------
               OTHER - 16.6%
               OTHER - 0.7%
               NY Convention Center Operating
                 Corp., Yale Building Project,
                 Series 2003,
                  (c) 06/01/08                  700,000   648,998
               PR Commonwealth of Puerto Rico
                 Government Development Bank,
                 Series 2006 B,
                  5.000% 12/01/15               250,000   258,658
                                                        ---------
                                            Other Total   907,656
                                                        ---------

                                                    PAR ($) VALUE ($)
           ----------------------------------------------------------

           POOL/BOND BANK - 1.4%
           KS Development Finance Authority,
             Water Pollution Control,
             Series 2001,
              5.500% 11/01/17                     1,125,000 1,256,738
           OH Summit County Port Authority,
             Seville Project, Series 2005 A,
              5.100% 05/15/25                       495,000   495,267
                                                            ---------
                                       Pool/Bond Bank Total 1,752,005
                                                            ---------

           REFUNDED/ESCROWED(E) - 12.4%
           CA Golden State Tobacco
             Securitization Corp., Series 2003 B,
             Pre-refunded 06/01/13,
              5.500% 06/01/43                       500,000   549,335
           CO Highlands Ranch Metropolitan
             District No. 2, Series 1996,
             Escrowed to Maturity,
             Insured:CGIC
              6.500% 06/15/11                       725,000   814,762
           FL Orange County Health Facilities
             Authority, Orlando Regional
             Healthcare System:
             Series 1996 C, Escrowed to
             Maturity, Insured: MBIA
              6.250% 10/01/13                     1,740,000 1,994,927
             Series 1999 E, Pre-refunded
             10/01/09,
              6.000% 10/01/26                         5,000     5,393
            Series 2002, Pre-refunded 12/01/12,
              5.750% 12/01/32                       150,000   165,554
           IL Development Finance Authority,
             Adventist Health System,
             Series 1999,
             Pre-refunded 11/15/09,
              5.500% 11/15/20                       900,000   958,806
           IL Health Facilities Authority,
             Swedish American Hospital,
             Series 2000,
             Pre-refunded 05/15/10,
              6.875% 11/15/30                       500,000   554,035
           MA Development Finance Agency,
             Western New England College,
             Series 2002,
             Pre-refunded 12/01/12,
              6.125% 12/01/32                       315,000   356,829
           MD Health & Higher Educational
             Facilities Authority, University of
             Maryland Medical System,
             Series 2000,
             Pre-refunded 07/01/10,
              6.750% 07/01/30                       250,000   280,390

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)              PAR ($) VALUE ($)
           ----------------------------------------------------------

           OTHER (CONTINUED)
           REFUNDED/ESCROWED(E) (CONTINUED)
           MI Garden City School District,
             Series 2001, Pre-refunded
             05/01/11, Insured: QSBLF
              5.500% 05/01/16                       325,000   350,113
           MN University of Minnesota,
             Series 1996 A, Escrowed to
             Maturity:
              5.500% 07/01/21                     2,000,000 2,238,860
              5.750% 07/01/14                       500,000   559,540
           MO Health & Educational Facilities
             Authority, Central Institute for the
             Deaf, Series 1999,
             Pre-refunded 01/01/10,
             Insured: RAD
              5.850% 01/01/22                       600,000   641,568
           NC Lincoln County, Lincoln
             County Hospital, Series 1991,
             Escrowed to Maturity,
              9.000% 05/01/07                        25,000    26,152
           NC Municipal Power Agency,
             Catawba No. 1, Series 1986,
             Escrowed to Maturity,
              5.000% 01/01/20                     1,670,000 1,802,581
           NV Henderson:
             Catholic Healthcare West,
             Series 1999 A,
             Pre-refunded 07/01/10,
              6.750% 07/01/20                       440,000   491,889
            St. Rose Dominican Hospital,
            Series 1998 A,
              Pre-refunded 07/01/08,
              5.375% 07/01/26                        55,000    56,968
           NY New York City, Series 1997 A,
             Pre-refunded 08/01/06,
              7.000% 08/01/07                        80,000    81,643
           RI State Health & Educational
             Building, Hospital Financing
             Lifespan, Series 2002,
             Pre-refunded 05/15/12,
              6.375% 08/15/21                       435,000   493,673
           TN Shelby County Health,
             Educational & Housing Facilities
             Board, Open Arms Development
             Centers:
             Series 1992 A,
             Pre-refunded 08/01/07,
              9.750% 08/01/19                       390,000   432,132
            Series 1992 C,
            Pre-refunded 08/01/12,
              9.750% 08/01/19                       395,000   437,672

                                                   PAR ($)  VALUE ($)
           ----------------------------------------------------------

           TX Texas Tech University, Series
             1999, Pre-refunded 02/15/09,
             Insured: AMBAC
              5.000% 02/15/29                    2,500,000  2,582,475
                                                           ----------
                                   Refunded/Escrowed Total 15,875,297
                                                           ----------
           TOBACCO - 2.1%
           CA Golden State Tobacco
             Securitization Corp.,
             Series 2003 A-1,
              6.250% 06/01/33                      750,000    811,695
           CA Tobacco Securitization Authority,
             Series 2006,
              (c) 06/01/46                       6,000,000    513,300
           NY Tsasc, Inc., Series 2006 1,
              5.125% 06/01/42                      750,000    727,830
           SC Tobacco Settlement Financing
             Corp., Series 2001 B,
              6.375% 05/15/28                      400,000    426,456
           WI Badger Tobacco Asset
             Securitization Corp., Series 2002,
              6.375% 06/01/32                      250,000    267,497
                                                           ----------
                                             Tobacco Total  2,746,778
                                                           ----------
                                               OTHER TOTAL 21,281,736
                                                           ----------
           ----------------------------------------------------------
           OTHER REVENUE - 2.2%
           HOTELS - 0.6%
           MA Boston Industrial Development
             Finance Authority, Crosstown
             Center Project, Series 2002, AMT,
              6.500% 09/01/35                      285,000    289,703
           NJ Middlesex County Improvement
             Authority, Heldrich Associates
             LLC, Series 2005 B,
              6.250% 01/01/37                      500,000    506,670
                                                           ----------
                                              Hotels Total    796,373
                                                           ----------
           RECREATION - 1.2%
           CA Cabazon Band Mission Indians,
             Series 2004:
              8.375% 10/01/15(d)                   105,000    106,308
              8.750% 10/01/19(d)                   360,000    365,897
           DC District of Columbia, Smithsonian
             Institute, Series 1997,
              5.000% 02/01/28                    1,000,000  1,008,870
                                                           ----------
                                          Recreation Total  1,481,075
                                                           ----------
           RETAIL - 0.4%
           NY New York City Industrial
             Development Agency,
             IAC/Interactive Corp., Series 2005,
              5.000% 09/01/35                      500,000    501,430
                                                           ----------
                                              Retail Total    501,430
                                                           ----------
                                       OTHER REVENUE TOTAL  2,778,878
                                                           ----------
           ----------------------------------------------------------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)           PAR ($) VALUE ($)
            -------------------------------------------------------
            RESOURCE RECOVERY - 3.4%
            DISPOSAL - 1.6%
            FL Lee County Solid Waste Systems,
              Series 2006 A, AMT,
              Insured: AMBAC
               5.000% 10/01/17                  1,500,000 1,563,870
            OH Solid Waste, Republic Services,
              Series 2004, AMT,
               4.250% 04/01/33                    500,000   480,615
                                                          ---------
                                           Disposal Total 2,044,485
                                                          ---------
            RESOURCE RECOVERY - 1.8%
            MA Industrial Finance Agency, Ogden
              Haverhill Project,
              Series 1998 A, AMT,
               5.450% 12/01/12                  1,250,000 1,296,862
            PA Delaware County Industrial
              Development Authority, BFI,
              Series 1997 A,
               6.100% 07/01/13                  1,000,000 1,042,630
                                                          ---------
                                  Resource Recovery Total 2,339,492
                                                          ---------
                                  RESOURCE RECOVERY TOTAL 4,383,977
                                                          ---------
            -------------------------------------------------------
            TAX-BACKED - 43.6%
            LOCAL APPROPRIATED - 3.7%
            CA Compton, Civic Center & Capital
              Improvements,
              Series 1997 A,
               5.500% 09/01/15                    500,000   517,230
            CA Los Angeles County,
              Series 1999 A,
              Insured: AMBAC
               (c) 08/01/21                     2,135,000 1,024,544
            MN Andover Economic
              Development Authority,
              Andover Community Center,
              Series 2004,
               5.000% 02/01/19                    600,000   618,372
            MN Hibbing Economic
              Development Authority,
              Series 1997,
               6.400% 02/01/12                    335,000   337,184
            MO St. Louis Industrial Development
              Authority, St. Louis Convention
              Center, Series 2000,
              Insured: AMBAC
               (c) 07/15/18                       300,000   171,534
            SC Berkeley County School
              District, Series 2003,
               5.000% 12/01/28                    500,000   502,485
            SC Dorchester County School
              District No. 2, Series 2004,
               5.250% 12/01/29                    250,000   256,740

                                                    PAR ($) VALUE ($)
           ----------------------------------------------------------

           SC Lancaster Educational Assistance
             Program, Lancaster County School
             District, Series 2004,
              5.000% 12/01/26                       550,000   552,684
           SC Laurens County School
             District No. 55, Series 2005,
              5.250% 12/01/30                       350,000   357,112
           SC Newberry County School
             District, Series 2005,
              5.000% 12/01/30                       350,000   348,530
                                                            ---------
                                   Local Appropriated Total 4,686,415
                                                            ---------

           LOCAL GENERAL OBLIGATIONS - 13.6%
           CA Modesto High School District,
             Series 2002 A, Insured: FGIC
              (c) 08/01/19                        1,350,000   727,596
           CA Pomona Unified School District,
             Series 2000 A, Insured: MBIA
              6.450% 08/01/22                     1,000,000 1,233,460
           CA Vallejo City Unified School
             District, Series 2002 A,
             Insured: MBIA
              5.900% 08/01/25                     2,000,000 2,337,380
           CA West Contra Costa Unified School
             District, Series 2001 B,
             Insured: MBIA
              6.000% 08/01/24                       250,000   298,960
           CO Highlands Ranch Metropolitan
             District No. 2, Series 1996,
             Insured: CGIC
              6.500% 06/15/11                       650,000   729,846
           IL Chicago:
             Series 1995 A-2,
             Insured: AMBAC
              6.250% 01/01/14                     1,480,000 1,685,542
            Series 1999, Insured: FGIC
              5.500% 01/01/23                     1,000,000 1,125,960
           IL Hoffman Estates Park District,
             Debt Certificates,
             Series 2004,
              5.000% 12/01/16                       500,000   517,570
           IL St. Clair County, Public Building
             Commission:
             Series 1997 B,
             Insured: FGIC
              (c) 12/01/13                        2,000,000 1,456,080
            Series 1999, Insured: FGIC
              (c) 10/01/16                        2,000,000 1,258,300
           IL Will County School District No. 17,
             Series 2001, Insured: AMBAC
              8.500% 12/01/15                     1,400,000 1,866,690
           MI St. John's Public School,
             Series 1998, Insured: FGIC
              5.100% 05/01/25                     1,000,000 1,083,570

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)           PAR ($)  VALUE ($)
            --------------------------------------------------------

            TAX-BACKED (CONTINUED)
            LOCAL GENERAL OBLIGATIONS (CONTINUED)
            NY New York City, Series 2003 J,
               5.500% 06/01/18                    500,000    536,565
            OH Kenston Local School District,
              Series 2003, Insured: MBIA
               5.000% 12/01/23                  1,000,000  1,036,730
            TX Brenham, Series 2001,
              Insured: FSA
               5.375% 08/15/16                  1,040,000  1,112,488
            TX Dallas County Flood Control
              District, Series 2002,
               7.250% 04/01/32                    500,000    526,965
                                                          ----------
                          Local General Obligations Total 17,533,702
                                                          ----------
            SPECIAL NON-PROPERTY TAX - 6.5%
            FL Tampa Sports Authority, Tampa
              Bay Arena Project, Series 1995,
              Insured: MBIA
               5.750% 10/01/25                  1,000,000  1,158,970
            IL Bolingbrook, Sales Tax Revenue,
              Series 2005,
               (f) 01/01/24
               (6.250% 01/01/08)                  250,000    224,342
            KS Wyandotte County, Series 2005,
               5.000% 12/01/20                    100,000    102,355
            NJ Economic Development Authority,
              Cigarette Tax, Series 2004,
               5.750% 06/15/29                    500,000    530,675
            NM Dona Ana County, Series 1998,
              Insured: AMBAC
               5.500% 06/01/15                  1,000,000  1,104,720
            NY Local Government Assistance
              Corp., Series 1993 E,
               5.000% 04/01/21                  3,000,000  3,184,920
            NY New York City Transitional
              Finance Authority, Series 1998 A,
               5.000% 11/15/26                  1,960,000  2,031,442
                                                          ----------
                           Special Non-Property Tax Total  8,337,424
                                                          ----------
            SPECIAL PROPERTY TAX - 5.3%
            CA Huntington Beach Community
              Facilities District, Grand Coast
              Resort, Series 2001-1,
               6.450% 09/01/31                    300,000    320,067
            CA Lincoln Community Facilities
              District No. 2003-1, Series 2004,
               5.550% 09/01/18                    500,000    518,105
            CA Oakdale Public Financing
              Authority, Central City
              Redevelopment Project,
              Series 2004,
               5.375% 06/01/33                    500,000    513,070
            FL Celebration Community
              Development District,
              Series 2003 A,
               6.400% 05/01/34                    240,000    251,513

                                                   PAR ($) VALUE ($)
           ---------------------------------------------------------

           FL Double Branch Community
             Development District,
             Series 2002 A,
              6.700% 05/01/34                      325,000   350,308
           FL Seven Oaks Community
             Development District:
             Series 2004 A,
              5.875% 05/01/35                      495,000   503,143
             Series 2004 B,
              5.000% 05/01/09                      195,000   194,828
           FL West Villages Improvement
             District, Series 2006,
              5.500% 05/01/37                      500,000   501,975
           FL Westridge Community
             Development District,
             Series 2005,
              5.800% 05/01/37                      500,000   497,290
           GA Atlanta, Eastside Project,
             Series 2005 A, AMT,
              5.625% 01/01/16                      400,000   408,608
           IL Chicago, Pilsen Redevelopment,
             Series 2004 B,
              6.750% 06/01/22                      610,000   627,037
           IL Lincolnshire Special Services Area
             No. 1, Sedgebrook Project,
             Series 2004,
              6.250% 03/01/34                      225,000   232,852
           IL Plano Special Service Area No.4,
             Series 2005 5-B,
              6.000% 03/01/35                      750,000   727,050
           IN City of Portage, Series 2006,
              5.000% 01/15/27                      105,000   102,344
           MO Fenton, Tax Increment Revenue,
             Series 2006,
              4.500% 04/01/21                      500,000   499,435
           MO Riverside, L-385 Levee Project,
             Series 2004,
              5.250% 05/01/20                      500,000   508,165
                                                           ---------
                                Special Property Tax Total 6,755,790
                                                           ---------
           STATE APPROPRIATED - 10.9%
           IN Office Building Commission,
             Women's Prison, Series 1995 B,
             Insured: AMBAC
              6.250% 07/01/16                    2,820,000 3,240,011
           KY Property & Buildings Commission,
             Series 2001,
              5.500% 11/01/14                      455,000   490,522
           NY Dormitory Authority:
             City University, Series 1993 A,
              5.750% 07/01/18                    5,000,000 5,561,200
             State University, Series 2000 C,
             Insured: FSA
              5.750% 05/15/17                    1,000,000 1,135,530

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)          PAR ($)  VALUE ($)
            -------------------------------------------------------

            TAX-BACKED (CONTINUED)
            STATE APPROPRIATED (CONTINUED)
            NY Urban Development Corp.,
              Series 1995,
               5.600% 04/01/15                 1,000,000  1,087,630
            UT Building Ownership
              Authority, Facilities Master
              Lease, Series 1998 C,
              Insured: FSA
               5.500% 05/15/19                 1,750,000  1,951,355
            WV Building Commission,
              Series 1998 A, Insured: AMBAC
               5.375% 07/01/18                   500,000    545,295
                                                         ----------
                                State Appropriated Total 14,011,543
                                                         ----------
            STATE GENERAL OBLIGATIONS - 3.6%
            CA State, Series 1995,
               5.750% 03/01/19                    70,000     70,603
            MA State, Series 1998 C,
               5.250% 08/01/17                 1,000,000  1,087,560
            PR Commonwealth of Puerto
              Rico Aqueduct & Sewer
              Authority:
              Series 1995, Insured: MBIA:
               6.250% 07/01/12                 1,000,000  1,126,710
               6.250% 07/01/13                   750,000    854,655
             Series 2001, Insured: FSA
               5.500% 07/01/17                 1,000,000  1,110,940
             Series 2004 A,
               5.000% 07/01/30                   415,000    428,147
                                                         ----------
                         State General Obligations Total  4,678,615
                                                         ----------
                                        TAX-BACKED TOTAL 56,003,489
                                                         ----------
            -------------------------------------------------------
            TRANSPORTATION - 10.4%
            AIR TRANSPORTATION - 2.8%
            IN Indianapolis Airport
              Authority, FedEx Corp.,
              Series 2004, AMT,
               5.100% 01/15/17                   250,000    257,388
            NC Charlotte Douglas International
              Airport, US Airways, Inc.,
              Series 2000, AMT,
               7.750% 02/01/28                   500,000    526,765
            NJ Economic Development Authority,
              Continental Airlines, Inc.,
              Series 1999, AMT,
               6.250% 09/15/19                   900,000    890,442
            NY New York City Industrial
              Development Agency, Terminal
              One Group-JFK International
              Airport, Series 2005, AMT,
               5.500% 01/01/21                   250,000    264,487

                                                    PAR ($) VALUE ($)
           ----------------------------------------------------------

           NY Port Authority of New York &
             New Jersey, JFK International Air
             Terminal, Series 1997, AMT,
             Insured: MBIA
              6.250% 12/01/08                     1,000,000 1,053,340
           TX Alliance Airport Authority, Inc.
             Special Facilities, Federal Express
             Corp., Series 2006, AMT,
              4.850% 04/01/21                       250,000   246,835
           TX Houston Industrial Development
             Corp., United Parcel Service, Series
             2002, AMT,
              6.000% 03/01/23                       365,000   377,950
                                                            ---------
                                   Air Transportation Total 3,617,207
                                                            ---------

           AIRPORTS - 0.9%
           MA Port Authority, Series 1999,
             IFRN, Insured: FGIC
              7.208% 07/01/29(g)                  1,000,000 1,145,000
                                                            ---------
                                             Airports Total 1,145,000
                                                            ---------
           TOLL FACILITIES - 4.4%
           CA Foothill/Eastern Transportation
             Corridor Agency, Series 1995 A,
              5.000% 01/01/35(h)                  1,000,000   976,180
           CA San Joaquin Hills Transportation
             Corridor Agency, Series 1997 A,
             Insured: MBIA
              (c) 01/15/15                        2,000,000 1,375,260
           CO Northwest Parkway Public
             Highway Authority, Series 2001 D,
              7.125% 06/15/41                       500,000   460,660
           NH Turnpike Systems, Series 1991 C,
             IFRN, Insured: FGIC
              9.780% 11/01/17(g)                  1,000,000 1,064,020
           NY Thruway Authority, Second
             General Highway & Bridge Trust
             Fund, Series 2005 B,
             Insured: AMBAC
              5.500% 04/01/20                     1,540,000 1,736,242
                                                            ---------
                                      Toll Facilities Total 5,612,362
                                                            ---------
           TRANSPORTATION - 2.3%
           IL Regional Transportation Authority,
             Series 1994 C, Insured: FGIC
              7.750% 06/01/20                     1,000,000 1,341,120
           NV Department of Business &
             Industry, Las Vegas Monorail
             Project,
             Series 2000:
              7.375% 01/01/30                       250,000   257,448
              7.375% 01/01/40                       250,000   256,280

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

          MUNICIPAL BONDS (CONTINUED)              PAR ($)  VALUE ($)
          -----------------------------------------------------------
          TRANSPORTATION (CONTINUED)
          TRANSPORTATION (CONTINUED)
          OH Toledo-Lucas County Port
            Authority,
            CSX Transportation, Inc.,
            Series 1992,
             6.450% 12/15/21                     1,000,000  1,132,090
                                                           ----------
                                      Transportation Total  2,986,938
                                                           ----------
                                      TRANSPORTATION TOTAL 13,361,507
                                                           ----------
          -----------------------------------------------------------
          UTILITIES - 17.0%
          INDEPENDENT POWER PRODUCERS - 1.1%
          NY Suffolk County Industrial
            Development Authority,
            Nissequogue Cogeneration Partners
            Facilities, Series 1998, AMT,
             5.500% 01/01/23                       550,000    506,396
          PA Carbon City Industrial
            Development Authority, Panther
            Creek Partners Project, Series 2000,
            AMT,
             6.650% 05/01/10                       110,000    116,269
          PA Economic Development Financing
            Authority, Colver Project,
            Series 2005 G, AMT,
             5.125% 12/01/15                       425,000    415,038
          PR Commonwealth of Puerto Rico
            Industrial, Tourist, Educational,
            Medical & Environmental
            Cogeneration Facilities, AES
            Project, Series 2000, AMT,
             6.625% 06/01/26                       320,000    348,950
                                                           ----------
                         Independent Power Producers Total  1,386,653
                                                           ----------
          INVESTOR OWNED - 10.7%
          CA Chula Vista Industrial
            Development Authority,
            San Diego Gas & Electric Co.,
            Series 1996 B, AMT,
             5.500% 12/01/21                       625,000    666,131
          FL Polk County Industrial
            Development Authority, Tampa
            Electric Co., Series 1996, AMT,
             5.850% 12/01/30                       500,000    509,780
          IN Petersburg, Indiana Power &
            Light Co., Series 1993 B,
            Insured: MBIA
             5.400% 08/01/17                     2,500,000  2,717,150
          MI Strategic Fund, Detroit Edison
            Co., Series 1998 A, AMT,
            Insured: MBIA
             5.550% 09/01/29                     3,000,000  3,132,060

                                                 PAR ($)  VALUE ($)
            -------------------------------------------------------

            MS Business Finance Corp.,
              Systems Energy Resources,
              Series 1998,
               5.875% 04/01/22                 1,000,000  1,006,120
            MT Forsyth:
              Northwestern Corp.,
              Series 2006, Insured: AMBAC
               4.650% 08/01/23                   500,000    500,290
             Portland General, Series 1998 A,
               5.200% 05/01/33                   150,000    154,376
            NV Clark County Industrial
              Development Authority, Nevada
              Power Co.:
              Series 1995 B, AMT,
               5.900% 10/01/30                   250,000    250,000
             Series 1997 A, AMT,
               5.900% 11/01/32                   250,000    249,988
            OH Air Quality Development
              Authority, Cleveland Electric
              Illuminating Co., Series 2002 A,
               6.000% 12/01/13                   650,000    673,393
            PA Economic Development Financing
              Authority, Reliant Energy, Inc.,
              Series 2001 A, AMT,
               6.750% 12/01/36                   200,000    214,058
            TX Brazos River Authority, TXU
              Energy Co., LLC:
              Series 1999, AMT,
               7.700% 04/01/33                   250,000    291,687
             Series 2001 C, AMT,
               5.750% 05/01/36                   100,000    105,758
             Series 2003 C, AMT,
               6.750% 10/01/38                   270,000    303,164
            TX Matagorda County Navigation
              District No. 1, Houston Light &
              Power Co., Series 1997, AMT,
              Insured: AMBAC
               5.125% 11/01/28                 2,000,000  2,082,680
            WY Campbell County, Black Hills
              Power, Inc., Series 2004,
               5.350% 10/01/24                   500,000    514,805
            WY Converse County, PacifiCorp,
              Series 1988,
               3.900% 01/01/14                   500,000    475,925
                                                         ----------
                                    Investor Owned Total 13,847,365
                                                         ----------
            JOINT POWER AUTHORITY - 3.7%
            MA Municipal Wholesale Electric
              Co., Power Supply System,
              Project 6-A,
              Series 2001, Insured: MBIA
               5.250% 07/01/14                 1,000,000  1,070,490
            NC Eastern Municipal Power Agency,
              Series 2003 F,
               5.500% 01/01/16                   285,000    302,237

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

              MUNICIPAL BONDS (CONTINUED)     PAR ($)   VALUE ($)
              ---------------------------------------------------
              UTILITIES (CONTINUED)
              JOINT POWER AUTHORITY (CONTINUED)
              NC Municipal Power Agency,
                Catawba Electric No. 1:
                Series 1998 A,
                Insured: MBIA
                 5.500% 01/01/15              640,000     700,864
               Series 2003 A, Insured: MBIA
                 5.250% 01/01/18            2,500,000   2,652,475
                                                      -----------
                          Joint Power Authority Total   4,726,066
                                                      -----------
              WATER & SEWER - 1.5%
              MS V Lakes Utility District,
                Series 1994,
                 8.250% 07/15/24(i)           135,000     106,767
              WA King County, Series 1999,
                Insured: FGIC
                 5.250% 01/01/30            1,750,000   1,813,683
                                                      -----------
                                  Water & Sewer Total   1,920,450
                                                      -----------
                                      UTILITIES TOTAL  21,880,534
                                                      -----------
              TOTAL MUNICIPAL BONDS
                (cost of $178,981,797)                184,650,547
                                                      -----------

              MUNICIPAL PREFERRED
              STOCKS -2.0%                       SHARES
              ---------------------------------------------------

              HOUSING - 2.0%
              MULTI-FAMILY - 2.0%
              Charter Mac Equity Issuer
                Trust, AMT:
                 6.300% 04/30/19(d)             500,000   538,730
                Series 2000,
                 7.600% 11/30/10(d)             500,000   554,115
              GMAC Municipal Mortgage
                Trust, AMT,
                 5.600% 10/31/39(d)             500,000   509,970
              Munimae TE Bond Subsidiary LLC,
                Series 2005 C-3, AMT,
                 5.500% 11/29/49(d)           1,000,000 1,002,890
                                                        ---------
                                     Multi-Family Total 2,605,705
                                                        ---------
                                          HOUSING TOTAL 2,605,705
                                                        ---------
              TOTAL MUNICIPAL PREFERRED STOCKS
                (cost of $2,500,000)                    2,605,705
                                                        ---------
              INVESTMENT COMPANY - 0.0%
              ---------------------------------------------------
              Dreyfus Tax-Exempt Cash
                Management Fund                     949       949
                                                        ---------
              TOTAL INVESTMENT COMPANY
                (cost of $949)                                949
                                                        ---------

           SHORT-TERM OBLIGATIONS - 0.8%        PAR ($)    VALUE ($)
           ---------------------------------------------------------

           VARIABLE RATE DEMAND NOTES (J) - 0.8%
           FL Pinellas County Health Facility
             Authority, All Childrens Hospital,
             Series 1985,
             LOC: Wachovia Bank N.A.
              3.600% 12/01/15                   200,000     200,000
           MN Center City Health Care
             Facilities, Hazelden Foundation,
             Series 2005,
             LOC: Bank of New York
              3.580% 11/01/35                   200,000     200,000
           MN Mankato, Bethany Lutheran
             College, Inc., Series 2000 B,
             LOC: Wells Fargo Bank
              3.630% 11/01/15                   200,000     200,000
           WY Uinta County, Chevron Corp.,
             Series 1992,
              3.540% 12/01/22                   400,000     400,000
                                                        -----------
                       VARIABLE RATE DEMAND NOTES TOTAL   1,000,000
                                                        -----------
           TOTAL SHORT-TERM OBLIGATIONS
             (cost of $1,000,000)                         1,000,000
                                                        -----------

           TOTAL INVESTMENTS - 146.5%                   188,257,201
                                                        -----------
             (cost of $182,482,746) (k)

           AUCTION PREFERRED SHARES
             PLUS CUMULATIVE UNPAID
             DISTRIBUTIONS - (46.7)%                    (60,016,603)

           OTHER ASSETS & LIABILITIES, NET - 0.2%           241,540
                                                        -----------
           NET ASSETS - 100.0%                          128,482,138
                                                        -----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)Security purchased on a delayed delivery basis.
(b)The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2006, the value of this security represents less than 0.1% of net assets.
(c)Zero coupon bond.
(d)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities, which did not include any illiquid securities except the following, amounted to $3,299,595, which represents 2.6% of net assets.

                                Acquisition
          Security                 Date       Par      Cost    Value
          ------------------------------------------------------------
          Resolution Trust
           Corp., Pass-
           Through
           Certificates, Series
           1993 A,
           8.500% 12/01/16       08/27/93   $227,741 $232,276 $221,685

(e)The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(f)Step bond. This security is currently not paying a coupon. Shown parenthetically is the interest rate to be paid and the date the Trust will begin accruing at this rate.
(g)The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2006.
(h)Security pledged as collateral for open futures contracts.
(i)The issuer is in default of certain debt covenants. Income is being accrued. At May 31, 2006, the value of this security represents 0.1% of net assets.
(j)Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2006.
(k)Cost for federal income tax purposes is $182,173,386.

At May 31, 2006, the Trust held the following open short futures contracts:

                    Number
                      of                Aggregate  Expiration  Unrealized
          Type     Contracts   Value    Face Value    Date    Appreciation
      --------------------------------------------------------------------
      10-Year U.S
       Treasury
       Notes          75     $7,880,859 $8,011,865   Jun-06     $131,006
      U.S Treasury
       Bonds          60      6,384,375  6,770,430   Jun-06      386,055
                                                                --------
                                                                $517,061
                                                                --------

At May 31, 2006, the Trust held the following forward swap contract:

                                                                       NET
  NOTIONAL   EFFECTIVE EXPIRATION COUNTER- RECEIVE FIXED  VARIABLE  UNREALIZED
   AMOUNT      DATE       DATE     PARTY    (PAY)  RATE     RATE   DEPRECIATION
 ------------------------------------------------------------------------------
 $17,000,000 08/08/06   08/08/16  JPMorgan  (Pay)  4.158%  BMA       $(78,525)
                                  Chase                    Index
                                  Bank

At May 31, 2006, the composition of the Trust by revenue source is as follows:

                                                       % OF
                  HOLDINGS BY REVENUE SOURCE        NET ASSETS
                  --------------------------------------------
                  Tax-Backed                           43.6%
                  Health Care                          26.6
                  Utilities                            17.0
                  Other                                16.6
                  Housing                              16.0
                  Transportation                       10.4
                  Education                             6.8
                  Resource Recovery                     3.4
                  Industrials                           3.1
                  Other Revenue                         2.2
                  Investment Company                     --*
                  Short-Term Obligations                0.8
                  Auction Preferred Shares            (46.7)
                  Other Assets and Liabilities, Net     0.2
                                                      -----
                                                      100.0%
                                                      -----

*  Rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)


                   Acronym Name
               -------------------------------------------------
                    AMBAC  Ambac Assurance Corp.
                    AMT    Alternative Minimum Tax
                    BMA    Bond Market Association
                    CGIC   Capital Guaranty Insurance Corp.
                    FGIC   Financial Guaranty Insurance Co.
                    FHA    Federal Housing Administration
                    FHLMC  Federal Home Loan Mortgage Corp.
                    FNMA   Federal National Mortgage Association
                    FSA    Financial Security Assurance, Inc.
                    GNMA   Government National Mortgage
                           Association
                    MBIA   MBIA Insurance Corp.
                    QSBLF  Qualified State Bond Loan Fund
                    RAD    Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF ASSETS AND LIABILITIES

          May 31, 2006 (Unaudited)

        ASSETS:
        Investments, at cost                               $182,482,746
                                                           ------------
        Investments, at value                              $188,257,201
        Cash                                                     91,706
        Receivable for:
          Interest                                            2,964,179
          Futures variation margin                               42,188
        Deferred Trustees' compensation plan                     16,603
                                                           ------------
           Total Assets                                     191,371,877
                                                           ------------

        LIABILITIES:
        Net unrealized depreciation on swap contracts            78,525
        Payable for:
          Investments purchased on a delayed delivery
           basis                                              2,064,128
          Distributions -- common shares                        563,941
          Distributions -- preferred shares                      11,575
          Investment advisory fee                                98,476
          Pricing and bookkeeping fees                           15,294
          Custody fee                                             3,482
          Chief compliance officer expenses (See Note 4)            716
        Deferred Trustees' fees                                  16,603
        Other liabilities                                        36,999
                                                           ------------
           Total Liabilities                                  2,889,739
                                                           ------------

        AUCTION PREFERRED SHARES (2,400 shares
          issued and outstanding at $25,000 per
          share)                                             60,000,000
                                                           ------------

        COMPOSITION OF NET ASSETS
          APPLICABLE TO COMMON SHARES:
        Paid-in capital -- common shares                   $126,993,092
        Undistributed net investment income                     288,571
        Accumulated net realized loss                        (5,012,516)
        Net unrealized appreciation on:
          Investments                                         5,774,455
          Swap contracts                                        (78,525)
          Futures contracts                                     517,061
                                                           ------------
        Net assets at value applicable to 11,509,000
          common shares of beneficial interest
          outstanding                                      $128,482,138
                                                           ------------
        Net asset value per share per common share         $      11.16
                                                           ------------

                                    [GRAPHIC]


STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2006 (Unaudited)

          INVESTMENT INCOME:
          Interest                                       $ 5,194,598
                                                         -----------

          EXPENSES:
          Investment advisory fee                            612,634
          Transfer agent fee                                  23,504
          Pricing and bookkeeping fees                        64,538
          Trustees' fees                                       7,408
          Preferred shares remarketing commissions            74,880
          Custody fee                                          6,999
          Chief compliance officer expenses (See Note 4)       2,231
          Other expenses                                      68,773
                                                         -----------
            Total Expenses                                   860,967
          Fees and expenses waived or reimbursed by
            Investment Advisor                               (18,850)
          Custody earnings credit                               (978)
                                                         -----------
            Net Expenses                                     841,139
                                                         -----------
          Net Investment Income                            4,353,459
                                                         -----------

          NET REALIZED AND UNREALIZED GAIN (LOSS)
            ON INVESTMENTS, SWAP CONTRACTS AND
            FUTURES CONTRACTS:
          Net realized gain on:
            Investments                                      782,418
            Futures contracts                                372,532
                                                         -----------
             Net realized gain                             1,154,950
                                                         -----------
          Net change in unrealized appreciation
            (depreciation) on:
            Investments                                   (1,415,850)
            Swap contracts                                   (78,525)
            Futures contracts                                512,776
                                                         -----------
             Net change in unrealized
             appreciation (depreciation)                    (981,599)
                                                         -----------
          Net Gain                                           173,351
                                                         -----------
          Net Increase in Net Assets from Operations       4,526,810
                                                         -----------

          LESS DISTRIBUTIONS DECLARED TO
            PREFERRED SHAREHOLDERS:
          From net investment income                        (971,139)
                                                         -----------
          Net Increase in Net Assets from Operations
            Applicable to Common Shares                  $ 3,555,671
                                                         -----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


          STATEMENT OF CHANGES IN NET ASSETS


                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED      YEAR ENDED
                                               MAY 31,    NOVEMBER 30,
                                                2006          2005
         INCREASE (DECREASE) IN NET ASSETS: ------------  ------------
         ------------------------------------
          OPERATIONS:
          Net investment income             $  4,353,459  $  8,608,973
          Net realized gain on
            investments
            and futures contracts              1,154,950     1,361,892
          Net change in unrealized
            appreciation (depreciation)
            on investments, swap contracts
            and futures contracts               (981,599)     (830,789)
                                            ------------  ------------
          Net Increase from Operations         4,526,810     9,140,076
                                            ------------  ------------
          LESS DISTRIBUTIONS DECLARED
            TO PREFERRED SHAREHOLDERS:
          From net investment income            (971,139)   (1,333,536)
                                            ------------  ------------
          Increase in Net Assets
            from Operations
            Applicable to Common
            Shares                             3,555,671     7,806,540
                                            ------------  ------------
          LESS DISTRIBUTIONS DECLARED
            TO COMMON SHAREHOLDERS:
          From net investment income          (3,475,718)   (7,561,413)
                                            ------------  ------------
          Total Increase in Net Assets
            Applicable to Common Shares           79,953       245,127
          NET ASSETS APPLICABLE TO
            COMMON SHARES:
          Beginning of period                128,402,185   128,157,058
                                            ------------  ------------
          End of period (including
            undistributed net
            investment income of
            $288,571 and $381,969,
            respectively)                   $128,482,138  $128,402,185
                                            ------------  ------------

             NUMBER OF TRUST SHARES:
             Common Shares:
               Outstanding at end of period   11,509,000 11,509,000
                                              ---------- ----------
             Preferred Shares:
               Outstanding at end of period        2,400      2,400
                                              ---------- ----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


      FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                         ENDED                       YEAR ENDED NOVEMBER 30,
                                                        MAY 31,      ------------------------------------------------------
                                                         2006            2005       2004      2003        2002       2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  11.16        $  11.14     $  11.47  $  11.04  $  11.06     $  10.55
                                                     --------        --------     --------  --------  --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                0.38            0.75         0.74      0.74     0.78 (b)      0.75
Net realized and unrealized gain (loss) on
  investments, swap contracts and futures contracts        --            0.05        (0.33)     0.42     (0.05)(b)     0.52
                                                     --------        --------     --------  --------  --------     --------
 Total from Investment Operations                        0.38            0.80         0.41      1.16      0.73         1.27
                                                     --------        --------     --------  --------  --------     --------
LESS DISTRIBUTIONS DECLARED TO
  PREFERRED SHAREHOLDERS:
From net investment income                              (0.08)          (0.12)       (0.06)    (0.05)    (0.08)       (0.16)
                                                     --------        --------     --------  --------  --------     --------
 Total from Investment Operations
   Applicable to Common Shareholders                     0.30            0.68         0.35      1.11      0.65         1.11
                                                     --------        --------     --------  --------  --------     --------
LESS DISTRIBUTIONS DECLARED TO
  COMMON SHAREHOLDERS:
From net investment income                              (0.30)          (0.66)       (0.68)    (0.68)    (0.67)       (0.60)
                                                     --------        --------     --------  --------  --------     --------
NET ASSET VALUE, END OF PERIOD                       $  11.16        $  11.16     $  11.14  $  11.47  $  11.04     $  11.06
                                                     --------        --------     --------  --------  --------     --------
Market price per share -- common shares              $  10.30        $  10.40     $  10.01  $  10.63  $  10.09     $  10.87
                                                     --------        --------     --------  --------  --------     --------
Total return -- based on market value --
  common shares (c)                                      1.89%(d)(e)    10.68%(d)     0.64%    12.48%    (1.10)%      29.28%
                                                     --------        --------     --------  --------  --------     --------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (f)(g)                                          1.31%(h)        1.30%        1.29%     1.31%     1.28%        1.28%
Net investment income before preferred
  stock dividend (f)(g)                                  6.77%(h)        6.64%        6.55%     6.57%     7.06%(b)     6.80%
Net investment income after preferred
  stock dividend (f)(g)                                  5.26%(h)        5.61%        6.06%     6.12%     6.38%(b)     5.38%
Waiver/reimbursement                                     0.03%(h)          --%(i)       --        --        --           --
Portfolio turnover rate                                    11%(e)          16%          15%       13%       10%          31%
Net assets, end of period (000's) --
  common shares                                      $128,482        $128,402     $128,157  $131,966  $127,050     $127,273

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 6.98% to 7.06% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.30% to 6.38%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(d)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Ratios reflect average net assets available to common shares only.
(h)Annualized.
(i)Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                       YEAR           PERIOD
                                                      ENDED           ENDED                  YEAR ENDED DECEMBER 31,
                                                   NOVEMBER 30,    NOVEMBER 30,     ----------------------------------------
                                                       2000          1999(A)           1998       1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  10.31       $  11.49        $  11.43    $  10.87  $  11.05  $   9.93
                                                     --------       --------        --------    --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.81(b)        0.58            0.60        0.62      0.63      0.64
Net realized and unrealized gain (loss) on
  investments and futures contracts                      0.27          (1.12)           0.07        0.58     (0.19)     1.11
                                                     --------       --------        --------    --------  --------  --------
 Total from Investment Operations                        1.08          (0.54)           0.67        1.20      0.44      1.75
                                                     --------       --------        --------    --------  --------  --------
LESS DISTRIBUTIONS DECLARED TO
  PREFERRED SHAREHOLDERS:
From net investment income                              (0.22)         (0.05)             --          --        --        --
                                                     --------       --------        --------    --------  --------  --------
 Total from Investment Operations
   Applicable to Common Shareholders                     0.86          (0.59)           0.67        1.20      0.44      1.75
                                                     --------       --------        --------    --------  --------  --------
LESS DISTRIBUTIONS DECLARED TO
  COMMON SHAREHOLDERS:
From net investment income                              (0.60)         (0.52)          (0.61)      (0.64)    (0.62)    (0.63)
In excess of net investment income                         --             --              --(c)       --        --        --
                                                     --------       --------        --------    --------  --------  --------
 Total Distributions Declared to
   Common Shareholders                                  (0.60)         (0.52)          (0.61)      (0.64)    (0.62)    (0.63)
                                                     --------       --------        --------    --------  --------  --------
LESS SHARE TRANSACTIONS:
Commission and offering costs --
  preferred shares                                      (0.02)         (0.07)             --          --        --        --
                                                     --------       --------        --------    --------  --------  --------
NET ASSET VALUE, END OF PERIOD                       $  10.55       $  10.31        $  11.49    $  11.43  $  10.87  $  11.05
                                                     --------       --------        --------    --------  --------  --------
Market price per share -- common shares              $   8.92       $   9.06        $  11.19    $  10.56  $  10.13  $   9.88
                                                     --------       --------        --------    --------  --------  --------
Total return -- based on market value --
  common shares (d)                                      5.20%        (14.64)%(e)      11.94%      10.76%     9.06%    13.87%
                                                     --------       --------        --------    --------  --------  --------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (f)                                             1.31%(g)       1.03%(g)(h)     0.77%       0.83%     0.88%     1.08%
Net investment income before preferred
  stock dividend (f)                                     7.91%(g)       5.75%(g)(h)     5.24%       5.63%     5.80%     6.08%
Net investment income after preferred
  stock dividend (f)                                     5.80%(g)       5.26%(g)(h)       --          --        --        --
Portfolio turnover rate                                    23%            25%(e)          24%         21%       20%       37%
Net assets, end of period (000's) -- common shares   $121,366       $118,660        $132,242    $131,503  $125,125  $127,118

(a)The Trust changed its fiscal year end from December 31 to November 30.
(b)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(c)Rounds to less than $0.01 per share.
(d)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(e)Not annualized.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Ratios reflect average net assets available to common shares only.
(h)Annualized.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


     NOTES TO FINANCIAL STATEMENTS

May 31, 2006 (Unaudited)

NOTE 1. ORGANIZATION

Colonial Investment Grade Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks as high a level of after-tax return as is consistent with prudent risk, by pursuing current income generally exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

TRUST SHARES

The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 2,400 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities,
(2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an

                                    [GRAPHIC]


     NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2006 (Unaudited)

amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

SWAP CONTRACTS

The Trust may engage in swap transactions such as interest rate, forward, total return or index swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Trust had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Trust with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Trust's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Trust will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Trust will succeed in pursuing contractual remedies. The Trust thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to common shareholders are recorded on the ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2006, was 3.52%. For the six months ended May 31, 2006, the Trust declared dividends to Auction Preferred shareholders amounting to $971,139, representing an average dividend rate of 3.26% per APS.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

                        Tax-Exempt Income        $8,894,949
                        Ordinary Income                  --
                        Long-Term Capital Gains          --

Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

                    Unrealized appreciation     $11,388,900
                    Unrealized depreciation      (5,305,085)
                                                -----------
                    Net unrealized appreciation $ 6,083,815
                                                -----------

The following capital loss carryforwards, determined as of November 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

                            YEAR OF     CAPITAL LOSS
                            EXPIRATION   CARRYFORWARD
                          ------------ --------------
                              2008....   $  543,740
                              2010....    1,238,884
                                         ----------
                                         $1,782,624
                                         ----------

                                    [GRAPHIC]


     NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2006 (Unaudited)


Capital loss carryforwards of $1,369,281 were utilized during the year ended November 30, 2005 for the Trust.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Trust and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

Columbia has voluntarily agreed to reduce the investment advisory fee by the annual rate of 0.02% of the Trust's average weekly net assets, including assets applicable to the APS. Columbia, at its discretion, may revise or discontinue this arrangement any time.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and charges, shall not exceed $140,000.

The Trust also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Trust's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Trust, inclusive of out-of-pocket expenses, was 0.068% of the Trust's average daily net assets.

CUSTODY CREDITS

The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

All officers of the Trust, with the exception of the Trust's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Trust's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER

Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Trust paid $1,222 to Columbia for such services. This amount is included in "Other expenses" on the Statement of operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $41,855,838 and $20,773,000, respectively.

NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 2,400 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2006, there were no such restrictions on the Trust.

                                    [GRAPHIC]


     NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2006 (Unaudited)


NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust's insurers is rated Aaa by Moody's Investor Services Inc., except for Radian Asset Assurance, Inc., which is rated Aa3. At May 31, 2006, private insurers who insure greater than 5% of the total investments of the Trust were as follows:

                                                    % OF TOTAL
                 INSURER                            INVESTMENTS
                 ----------------------------------------------
                 MBIA Insurance Corp.                  14.9%
                 Ambac Assurance Corp.                 10.6
                 Financial Guaranty Insurance Corp.     5.9

GEOGRAPHIC CONCENTRATION

The Trust has greater than 5% of its total investments at May 31, 2006 invested in debt obligations issued by the states of California, Florida, Illinois, Massachusetts and New York, and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of the shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

                                    [GRAPHIC]


     NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2006 (Unaudited)


On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

                                    [GRAPHIC]


      ASSET COVERAGE REQUIREMENTS



                                              INVOLUNTARY
                                     ASSET    LIQUIDATING   AVERAGE
                      TOTAL AMOUNT  COVERAGE  PREFERENCE  MARKET VALUE
                      OUTSTANDING  PER SHARE*  PER SHARE   PER SHARE
          ------------------------------------------------------------
          05/31/06**  $60,000,000   $78,534     $25,005     $25,000
          11/30/05     60,000,000    78,501      25,004      25,000
          11/30/04     60,000,000    78,399      25,001      25,000
          11/30/03     60,000,000    79,986      25,004      25,000
          11/30/02     60,000,000    77,937      25,000      25,000
          11/30/01     60,000,000    78,030      25,005      25,000
          11/30/00     60,000,000    75,569      25,009      25,000
          11/30/99***  60,000,000    74,444      25,003      25,000

*Calculated by substracting the Trust's total liabilities from the Trust's total assets and dividing the amount by the number of APS outstanding. **Unaudited.
***On August 26, 1999, the Trust began offering Auction Preferred Shares.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS



On May 24, 2006, the Annual Meeting of Shareholders of the Trust was held to consider re-election of Trustees. On March 10, 2006, the record date for the Meeting, the Trust had 11,509,000 common shares outstanding and 2,400 preferred shares outstanding. The votes cast were as follows:

ELECTION OF TRUSTEES:

The shareholders re-elected the following Trustees as follows:

                                            For     Withheld
                    ----------------------------------------
                    Janet Langford Kelly 10,433,160 157,983
                    Patrick J. Simpson   10,437,799 153,344

The holders of preferred shareholders re-elected the following Trustees as follows:

                                           For  Withheld
                        --------------------------------
                        Douglas A. Hacker 2,199    0
                        Thomas E. Stitzel 2,199    0

The terms of office of Thomas C. Theobald, John J. Neuhauser, Richard L. Woolworth, William E. Mayer, Richard W. Lowry, Charles R. Nelson and Anne-Lee Verville continued after the Meeting.

                                    [GRAPHIC]


          DIVIDEND REINVESTMENT PLAN


COLONIAL INVESTMENT GRADE MUNICIPAL TRUST

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by Computershare (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. Contact the Plan Agent for additional information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

[LOGO]
Transfer Agent
Important Information About This Report
The Transfer Agent for Colonial Investment Grade Municipal Trust is:

Computershare
P.O.Box 43010
Providence, RI 02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications -- As required, on June 21, 2006, the trust submitted to the New York Stock Exchange ("NYSE") the annual certification of the trust's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The trust also has included the certifications of the trust's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

                                    [GRAPHIC]


COLONIAL INVESTMENT GRADE MUNICIPAL TRUST
                                                              SEMIANNUAL REPORT

                                            SHC-44/111422-0506 (07/06) 06/26645

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                        Registrant Purchases of Equity Securities*
                             -----------------------------------------------------------------
                                                             (c)
                                                       Total Number of            (d)
                                 (a)         (b)     Shares Purchased as   Maximum Number of
                             Total Number  Average    Part of Publicly    Shares that May Yet
                              of Shares   Price Paid   Announced Plans    Be Purchased Under
Period                        Purchased   Per Share      or Programs     the Plans or Programs
------                       ------------ ---------- ------------------- ---------------------
12/01/05 through 12/31/05...     6,652      $10.42          6,652                 N/A
01/01/06 through 01/31/06...     6,532      $10.61          6,532                 N/A
02/01/06 through 02/28/06...     6,575      $10.55          6,575                 N/A
03/01/06 through 03/31/06...     6,235      $10.92          6,235                 N/A
04/01/06 through 04/30/06...     6,286      $10.70          6,286                 N/A
05/01/06 through 05/31/06...     6,359      $10.66          6,359                 N/A
                                ------      ------         ------                 ---
Total.......................    38,639      $10.64         38,639                 N/A
                                ------      ------         ------                 ---

--------
* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial Investment Grade Municipal Trust
             -----------------------------------------------------

By (Signature and Title) /S/ Christopher L. Wilson
                         -----------------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     -------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         -----------------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     -------------------------------------------------------------

By (Signature and Title) /S/ J. Kevin Connaughton
                         -----------------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     July 27, 2006
     -------------------------------------------------------------